Consolidated Statements Of Changes In Stockholders' Equity And Accumulated Other Comprehensive Income (Loss) (USD $) In Millions	Common Stock And Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unearned Compensation [Member]	Officer Notes Receivable [Member]	Total
Balances at May. 25, 2008	$ 2,074.9	$ 2,096.0	$ (2,724.0)	$ (20.7)	$ (17.0)	$ (0.1)	$ 1,409.1
Comprehensive income:
Net earnings		372.2					372.2
Other comprehensive income (loss):
Foreign currency adjustment				(2.7)			(2.7)
Change in fair value of marketable securities, net of tax				(0.3)			(0.3)
Change in fair value of derivatives, net of tax				(2.8)			(2.8)
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, net of taxes				(30.7)			(30.7)
Total comprehensive income							335.7
Adjustment related to adoption of measurement date provisions of SFAS No. 158, net of tax		(0.6)					(0.6)
Cash dividends declared		(110.2)					(110.2)
Stock option exercises	48.1		2.7				50.8
Stock-based compensation	32.6						32.6
ESOP note receivable repayments					4.0		4.0
Income tax benefits credited to equity	22.2						22.2
Purchases of common stock for treasury			(144.9)				(144.9)
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	5.3		2.0				7.3
Balances at May. 31, 2009	2,183.1	2,357.4	(2,864.2)	(57.2)	(13.0)	(0.1)	1,606.0
Comprehensive income:
Net earnings		404.5					404.5
Other comprehensive income (loss):
Foreign currency adjustment				1.5			1.5
Change in fair value of marketable securities, net of tax
Change in fair value of derivatives, net of tax
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, net of taxes				(15.4)			(15.4)
Total comprehensive income							390.6
Cash dividends declared		(140.0)					(140.0)
Stock option exercises	55.0		4.3				59.3
Stock-based compensation	33.6						33.6
ESOP note receivable repayments					1.8		1.8
Income tax benefits credited to equity	20.1						20.1
Purchases of common stock for treasury			(85.1)				(85.1)
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	6.1		1.5				7.6
Repayment of officer notes						0.1	0.1
Balances at May. 30, 2010	2,297.9	2,621.9	(2,943.5)	(71.1)	(11.2)		1,894.0
Comprehensive income:
Net earnings		476.3					476.3
Other comprehensive income (loss):
Foreign currency adjustment				1.8			1.8
Change in fair value of marketable securities, net of tax				0.2			0.2
Change in fair value of derivatives, net of tax				(5.2)			(5.2)
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, net of taxes				14.5			14.5
Total comprehensive income							487.6
Cash dividends declared		(176.3)					(176.3)
Stock option exercises	53.1		2.6				55.7
Stock-based compensation	33.9						33.9
ESOP note receivable repayments					1.8		1.8
Income tax benefits credited to equity	17.7						17.7
Purchases of common stock for treasury			(385.5)				(385.5)
Issuance of treasury stock under Employee Stock Purchase Plan and other plans	6.2		1.1				7.3
Balances at May. 29, 2011	$ 2,408.8	$ 2,921.9	$ (3,325.3)	$ (59.8)	$ (9.4)		$ 1,936.2